Fair Value Measurements (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Acquisition Consideration, Fixed Payments	$ 1,651	$ 7,464
Business Acquisition, Contingent Consideration Potential Cash Payment, Total	$ 196,446	$ 137,223